International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows	12 Months Ended
Dec. 31, 2015
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows
International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows

(24) International Bancshares Corporation (Parent Company Only) Financial Information

Statements of Cash Flows

(Parent Company Only)

Years ended December 31, 2015, 2014 and 2013

(Dollars in Thousands)

	2015	2014	2013
Operating activities:
Net income	$136,726	$153,151	$126,351
Adjustments to reconcile net income to net cash provided by operating activities:
Impairment charges on available for sale securities	385	254	754
Stock compensation expense	1,172	1,058	414
(Decrease) increase in other liabilities	(1,998)	416	(969)
Equity in (undistributed) distributed net income of subsidiaries	(83,486)	(79,695)	(93,089)
Net cash provided by operating activities	52,799	75,184	33,461
Investing activities:
Principal collected on mortgage-backed securities	474	1,301	1,207
Net decrease in notes receivable	105	109	96
(Increase) decrease in other assets and other investments	(1,830)	(7,008)	432
Net cash (used in) provided by investing activities	(1,251)	(5,598)	1,735
Financing activities:
Repayment of trust preferred securities	(14,000)	(15,310)	—
Proceeds from stock transactions	1,370	555	265
Payments of cash dividends - common	(38,515)	(34,762)	(28,894)
Purchase of treasury stock	(6,678)	(18,923)	—
Net cash used in financing activities	(57,823)	(68,440)	(28,629)
Increase (decrease) in cash	(6,275)	1,146	6,567
Cash at beginning of year	9,252	8,106	1,539
Cash at end of year	$2,977	$9,252	$8,106